Shareholder Report, Holdings (Details) - Perkins Discovery Fund (Investor Class Shares)	Sep. 30, 2025
ANI Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
Axogen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.65%
Veracyte, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.45%
Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Magnite, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
ePlus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Digi International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
BioLife Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
OptimizeRX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Backblaze, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
BIOTECHNOLOGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.08%
CONSUMER DISCRETIONARY [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
HEALTH CARE DRUGS/SERVICES [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.33%
HEALTH CARE MANUFACTURING [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
HEALTH CARE SUPPLIES [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.89%
HEALTH CARE SUPPORT [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%
HEALTH CARE TECHNOLOGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
INFORMATION TECHNOLOGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
SOFTWARE SERVICES [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
MONEY MARKET FUND [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%